Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Institutional | BlackRock China A Opportunities Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	26.31%	15.43%	(12.29%)	(28.54%)	3.54%	48.67%	44.37%